Risk management arising from financial instruments (Tables)	12 Months Ended
Aug. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Accounts receivable Aging

	0-30 days	30-60 days	60-90 days	90 plus days	Total
Receivables $	31,400	7,270	35,503	64,163	138,336
Other receivable	2,411	-	-	-	2,411
Less: Expected credit loss	-	-	-	(48,524)	(48,524)
Total	33,811	7,270	35,503	33,811	92,223

2024

	0-30 days	30-60 days	60-90 days	90 plus days	Total
Receivables $	17,966	6,652	2,388	33,942	60,948
Other receivables	94,276	-	-	-	94,276
Less: Expected credit loss	-	-	-	-	-
Total	112,242	6,652	2,388	33,942	155,224

Schedule of credit loss

The following table provides expected credit loss during the year:

	Year ended
	August 31, 2025	August 31, 2024
	$	$
Opening balance	-	-
Increased during the year	48,524	-
Closing balance at year end	48,524	-

Schedule of contractual payment obligations

As at August 31, 2025, the Company’s contractual payment obligations are as follows:

Fiscal Year	2026	2027	2028	2029	2030
	$	$	$	$	$
Lease payments	175,823	175,756	186,840	194,840	81,149
Accounts payable	2,125,160	-	-	-	-
Loan from directors	629,120	-	-	-	-
Warrant liability	632,753	-	-	-	-
Total	3,562,856	175,756	186,840	194,840	81,149